LEASES	12 Months Ended
Dec. 31, 2024
LEASES
LEASES

NOTE 11 – LEASES

Right of use assets

	1 January			31 December
	2024	Additions	Disposals	2024

Cost:
Buildings	1,957,391	781,741	—	2,739,132
Furniture and fixtures	827,442	—	(4,224)	823,218
Software and rights	248,205	—	—	248,205
Vehicles	483,988	232,398	—	716,386

Total	3,517,026	1,014,139	(4,224)	4,526,941

Accumulated amortization:
Buildings	(1,526,295)	(330,184)	—	(1,856,479)
Furniture and fixtures	(560,264)	(113,489)	3,246	(670,507)
Software and rights	(210,874)	(7,080)	—	(217,954)
Vehicles	(403,097)	(79,139)	—	(482,236)

Total	(2,700,530)	(529,892)	3,246	(3,227,176)

Net book value	816,496			1,299,765

	1 January			31 December
	2023	Additions	Disposals	2023

Cost:
Buildings	1,633,493	323,898	—	1,957,391
Furniture and fixtures	823,141	11,657	(7,356)	827,442
Software and rights	246,286	1,919	—	248,205
Vehicles	454,767	29,221	—	483,988

Total	3,157,687	366,695	(7,356)	3,517,026

Accumulated amortization:
Buildings	(1,198,983)	(327,312)	—	(1,526,295)
Furniture and fixtures	(427,422)	(138,943)	6,101	(560,264)
Software and rights	(183,227)	(27,647)	—	(210,874)
Vehicles	(304,775)	(98,322)	—	(403,097)

Total	(2,114,407)	(592,224)	6,101	(2,700,530)

Net book value	1,043,280			816,496

NOTE 11 – LEASES (Continued)

Lease liabilities

	2024	2023

Short-term lease liabilities	409,083	223,171
Long-term lease liabilities	583,686	175,882

	992,769	399,053

Maturity analysis of lease liabilities is disclosed in Note 22 and the movement of lease liabilities is disclosed in Note 24.

Lease liabilities are discounted using the Group’s incremental borrowing rates and implicit rate in the lease (where applicable). As of 31 December 2024, the weighted average annual incremental borrowing rates of the Group for TRY is 43% (2023: TRY; 29%).

The Group has adopted the practical expedient included in IFRS 16 for short-term lease agreements with a lease term of 12 months or less and lease agreements determined by the Group as having a low value. The Group accounts for the lease payments in other operating expenses in the period in which they are incurred. Such expenses are not material to the Group’s consolidated financial statements.